Mortgage Loans - Schedule of Future Payments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
For the remainder of 2021	$ 0	$ 0
2022	0	0
2023	0	0
2024	62,085,155	61,971,000
2025	25,196,563	25,202,380
Thereafter	143,390,000	143,390,000
Total	$ 230,671,718	$ 230,563,380